Supplemental Information on Oil and Natural Gas Operations (Unaudited) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	March 31, 2019	December 31, 2018
	(in thousands)
Oil and natural gas properties
Proved	$1,730,526	$1,538,379
Unproved	1,070,619	1,089,954
Less: accumulated depreciation, depletion, amortization and impairment	(282,541)	(230,836)

Oil and natural gas properties, net	$2,518,604	$2,397,497

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved	$1,538,379	$750,492
Unproved	1,089,954	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)

Oil and natural gas properties, net	$2,397,497	$1,798,644

Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are as follows:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved properties	$1,538,379	$750,492
Unproved properties	1,089,954	1,126,459

Total oil and natural gas properties	2,628,333	1,876,951
Accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)

Oil and natural gas properties, net	$2,397,497	$1,798,644

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities

Costs incurred in oil, natural gas and NGL property acquisition, exploration and development activities are summarized as follows:

	December 31,
	2018	2017	2016
	(in thousands)
Acquisition costs of properties
Proved properties	$5,655	$214,647	$1,079
Unproved properties	42,738	1,018,978	93,705
Development costs	719,198	390,991	152,284
Exploratory (1)	7,257	8,538	—

Total costs incurred	$774,848	$1,633,154	$247,068

(1)	Includes seismic costs.

Results of Operations for Oil and Gas Producing Activities

The following table sets forth the Company’s results of operations for oil, natural gas and NGL producing activities for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Oil, natural gas and NGL sales	$439,767	$166,385	$54,965
Production expenses	47,600	16,872	5,090
Production taxes	17,579	3,685	1,087
Exploration expenses	43,303	28,154	—
Gathering, transportation and processing (1)	—	18,602	5,920
Depreciation, depletion, amortization, and accretion	123,062	37,376	24,996
Impairment	—	4,475	5,258
Income tax expense (2)	13,103	—	—

Results of operations	$195,120	$57,221	$12,614

(1)

Gathering, transportation and processing for the year ended December 31, 2018 reflects the adoption of ASC 606 on January 1, 2018. The adoption of ASC 606 requires certain costs that were previously recorded as gathering, processing and transportation expenses to be accounted for as a deduction from revenue. We elected the modified retrospective method of transition. Accordingly, comparative information has not been adjusted and continues to be reported under the previous revenue standard.

(2)	Income tax expense is calculated using results from the period after the Reorganization when the Company became a taxable entity and the Company’s effective tax rate of 24.3%.

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities

The following table sets forth proved reserves during the periods indicated:

	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)	Total (MBoe)
Proved reserves at December 31, 2015	387	8,517	678	2,484
Purchases of reserves	22	333	33	111
Extensions and discoveries	2,632	33,218	2,956	11,124
Revisions of previous estimates	598	4,145	398	1,687
Production	(740)	(6,382)	(546)	(2,350)

Proved reserves at December 31, 2016	2,900	39,831	3,519	13,057
Purchases of reserves	9,843	163,638	16,870	53,986
Extensions and discoveries	30,554	486,510	61,599	173,238
Revisions of previous estimates	(3,583)	20,844	(260)	(369)
Production	(2,294)	(24,953)	(2,150)	(8,603)

Proved reserves at December 31, 2017	37,420	685,869	79,578	231,309
Purchases of reserves	—	—	—	—
Extensions and discoveries	34,714	451,750	48,791	158,797
Revisions of previous estimates	(12,087)	(184,547)	(25,365)	(68,209)
Production	(4,364)	(41,890)	(4,592)	(15,938)

Proved reserves at December 31, 2018	55,683	911,182	98,412	305,959

The following reserve information sets forth the estimated quantities of proved developed and proved undeveloped (“PUD”) oil, natural gas and NGL reserves of the Company as of December 31, 2018, 2017, and 2016:

	December 31,
	2018	2017	2016
Proved Developed Reserves
Oil (MBbls)	18,652	12,352	2,900
Natural gas (MMcf)	369,677	259,193	39,831
NGL (MBbls)	39,927	24,034	3,519

Total (MBoe)	120,192	79,585	13,057

Proved Undeveloped Reserves
Oil (MBbls)	37,031	25,068	—
Natural gas (MMcf)	541,505	426,676	—
NGL (MBbls)	58,485	55,544	—

Total (MBoe)	185,767	151,724	—

Total Proved Reserves
Oil (MBbls)	55,683	37,420	2,900
Natural gas (MMcf)	911,182	685,869	39,831
NGL (MBbls)	98,412	79,578	3,519

Total (MBoe)	305,959	231,309	13,057

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following summary sets forth the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves.

	December 31,
	2018	2017	2016
	(in thousands)
Future cash inflows	$7,325,386	$5,270,465	$271,428
Future production costs	(1,773,779)	(1,664,724)	(102,817)
Future development costs	(1,294,565)	(745,769)	—
Future income tax expense (1)	(797,247)	—	—

Future net cash flows	3,459,795	2,859,972	168,611
Discount to present value at 10% annual rate	(1,760,094)	(1,664,303)	(50,339)

Standardized measure of discounted future net cash flows	$1,699,701	$1,195,669	$118,272

(1)

Roan Inc. is a corporation, and as a result, is subject to U.S. federal, state and local income taxes. Our accounting predecessor, Roan LLC, passed through its taxable income to its owners for income tax purposes and thus was not subject to U.S. federal or state income taxes.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows

Principal changes in the standardized measure of discounted future net cash flows attributable to the Company’s proved reserves are as follows:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Standardized measure of discounted future net cash flows at the beginning of the period	$1,195,669	$118,272	$18,910
Sales of oil and natural gas, net of production costs	(374,588)	(124,526)	(42,868)
Acquisition of reserves	—	279,026	462
Extensions and discoveries, net of future development costs	1,126,713	877,846	104,581
Previously estimated development costs incurred during the period	124,822	148,505	—
Net changes in prices and production costs	172,928	36,233	18,256
Changes in estimated future development costs	(13,160)	(17,970)	—
Revisions of previous quantity estimates	(281,054)	(5,676)	15,573
Accretion of discount	119,567	11,827	1,891
Net change in income taxes (1)	(391,808)	—	—
Net changes in timing of production and other	20,612	(127,868)	1,467

Standardized measure of discounted future net cash flows at the end of the period	$1,699,701	$1,195,669	$118,272

(1)

Roan Inc. is a corporation, and as a result, is subject to U.S. federal, state and local income taxes. Our accounting predecessor, Roan LLC, passed through its taxable income to its owners for income tax purposes and thus was not subject to U.S. federal or state income taxes.